                                                         SEC FILE NOS. 033-02610
                                                                       811-04550


                               THE MAINSTAY FUNDS

                        MAINSTAY DIVERSIFIED INCOME FUND
                     MAINSTAY HIGH YIELD CORPORATE BOND FUND

                        Supplement Dated January 18, 2006
                      to the Prospectus Dated March 1, 2005

This Supplement updates certain information contained in the above-dated Prospectus ("Prospectus") of The MainStay Funds ("Trust"). You may obtain a copy of the Prospectus or the Trust's Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Trust's website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     J. Matthew Philo will serve as lead portfolio manager to the High Yield Corporate Bond Fund. In addition, Mr. Philo and Joseph Portera will serve as lead portfolio managers of the Diversified Income Fund.

     Mr. Philo's biography on page 114 is hereby amended to reflect his service as portfolio manager to both of the above-referenced funds.

     Donald E. Morgan has resigned as a portfolio manager to the High Yield Corporate Bond Fund and the Diversified Income Fund. References to Mr. Morgan in the Prospectus are hereby deleted.



            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                                                         SEC FILE NOS. 033-02610
                                                                       811-04550


                               THE MAINSTAY FUNDS

                        MAINSTAY DIVERSIFIED INCOME FUND
                     MAINSTAY HIGH YIELD CORPORATE BOND FUND

                        Supplement Dated January 18, 2006
         to the Statement of Additional Information Dated March 1, 2005
                (Revised as of April 19, 2005 and July 21, 2005)

This Supplement updates certain information contained in the above-dated Statement of Additional Information ("SAI") of The MainStay Funds ("Trust"). You may obtain a copy of the SAI or the Trust's Prospectus free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Trust's website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     J. Matthew Philo will serve as lead portfolio manager to the High Yield Corporate Bond Fund. In addition, Mr. Philo and Joseph Portera will serve as lead portfolio managers of the Diversified Income Fund.

     References to Mr. Philo are hereby amended to reflect his service as portfolio manager to both of the above-referenced funds.

     Donald E. Morgan has resigned as a portfolio manager to the High Yield Corporate Bond Fund and the Diversified Income Fund. References to Mr. Morgan in the SAI are hereby deleted.


            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.